Changes in Carrying Amount of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Receivables And Related Allowances [Line Items]
Beginning Balance	$ 451
Additions charged to expense	187	519
Write-offs	(25)	(68)
Ending Balance	$ 613	$ 451